The Company and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
The Company and Basis of Presentation
Schedule of significant investments in subsidiaries

The Consolidated Financial Statements comprise the following entities, which are all fully owned by the Company:

Company	Interest
	December 31, 2022	December 31, 2021
Somos Sistemas de Ensino S.A ("Somos Sistemas")	100%	100%
Livraria Livro Fácil Ltda. ("Livro Fácil")	100%	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%	100%
Mind Makers Editora Educacional (“Mind Makers”) (i)	-	100%
Colégio Anglo São Paulo	100%	100%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)	100%	-
MVP Consultoria e Sistemas Ltda. (“MVP”)	100%	-
Meritt Informação Educacional Ltda (“Meritt”) (i)	-	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	100%
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000") (i)	-	100%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	100%
Editora De Gouges S.A ("De Gouges") (i)	-	100%
(i)	Entities that were merged during the fiscal year ended December 31,2022